Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	113 Months Ended
	Apr. 30, 2015	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000146106
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ONEFUND S&P 500
Without Sales Load [Member] | C000146106
Average Annual Return [Line Items]
Average Annual Return, Percent		32.48%	13.22%	11.07%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%	15.98%	13.45%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Average Annual Return, Percent		28.83%	12.82%	10.89%